Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Other liabilities [Abstract]
Accrued customer rebates that cannot be offset with accounts receivables for those customers		€ 422	€ 435
Current advances received	[1]		372
Other taxes including social security premiums		178	164
Other current liabilities, total		137	155
Other current non-financial liabilities	[2]	€ 737	€ 1,126

[1]	Due to implementation of IFRS 15 balances included in advances received from customers on orders not covered by work in progress are now presented as contract liabilities.
[2]	Due to IFRS 15 adoption, contractual liabilities are shown as separate captions on the balance sheet as of 2018. For more details refer to the Significant accounting policies.